DIVIDENDS	6 Months Ended
Jun. 30, 2024
DIVIDENDS
DIVIDENDS

6 DIVIDENDS

	Six months ended 30 June
	2024 £m	2023 £m
Final dividend for the year ended 31 December of 4.2 pence per ordinary share (2023: 2.4 pence)	388	222

An interim dividend of 2.0 pence per share has been declared by the Board and is expected to be paid on 19 September 2024 to the holders of ordinary shares and US American Depositary Shares (ADS).